BT INSTITUTIONAL FUNDS
                                One South Street
                            Baltimore, Maryland 21202

                                  March 5, 2002

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

RE:      BT INSTITUTIONAL FUNDS (the "Trust")
         International Equity Fund Institutional Class I
         International Equity Fund Institutional Class II
         1933 Act File No. 33-34079
         1940 Act File No. 811-6071

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statement of additional information, dated February 28, 2002, do not differ from the forms of prospectuses and statement of additional information contained in the registration statement for the Trust electronically filed under Rule 485(b) as Post-Effective Amendment No. 34 on February 28, 2002.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                                    Very truly yours,


                                    /S/DANIEL O. HIRSCH
                                    Daniel O. Hirsch
                                    Secretary